Consolidated Balance Sheets -10-Q - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 113	$ 240
Accounts receivable, net	130	156
Contract assets	823	743
Inventories	231	205
Related party note receivable	0	0
Prepaid expenses	18	23
Other current assets	25	22
Held for sale	177	0
Total current assets	1,517	1,389
Noncurrent assets:
Property, plant and equipment, net	367	364
Intangible assets, net	50	52
Goodwill	954	1,071
Deferred tax assets	48	56
Other noncurrent assets	97	137
Total noncurrent assets	1,516	1,680
Total assets	3,033	3,069
Current liabilities:
Short-term borrowings and current portion of long-term debt	186	41
Accounts payable	248	479
Contract liabilities	172	174
Other current liabilities	275	295
Held for sale	42	0
Total current liabilities	923	989
Noncurrent liabilities:
Long-term debt	354	352
Pension and other postretirement benefit plan liabilities	56	61
Other noncurrent liabilities	65	74
Total noncurrent liabilities	475	487
Shareholder's equity:
Preferred stock, $0.01 par value: 10,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value: 300,000,000 shares authorized; 145,000,000 shares issued and outstanding	1	1
Additional paid-in capital	4,633	4,633
Accumulated deficit	(2,947)	(2,983)
Accumulated other comprehensive loss	(52)	(58)
Total shareholder's equity	1,635	1,593
Total liabilities and shareholder's equity	$ 3,033	$ 3,069